Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative Abstract
Net operating losses	$ 6,758,513
Net operating loss expire	2030
Valuation reserve	100.00%
Valuation allowance	$ 6,526,656	$ 6,407,215
Change in valuation allowance	$ 119,441	$ 8,228,044
Federal corporate tax rate, description	The Act reduces the U.S., federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign sourced earnings.